PSF PGIM Government Money Market Portfolio Average Annual Total Returns		12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.05%		3.06%	1.96%
Class III
Prospectus [Line Items]
Average Annual Return, Percent		3.79%	2.54%	2.87%
Performance Inception Date	Apr. 26, 2021